INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial information [line items]
Investments in associates	$ 346	$ 379
Investments in joint ventures	176	162
Investments in associates and joint ventures	$ 522	541
Profertil S.A. [Member]
Disclosure of financial information [line items]
Reporting Period, Joint Venture	Dec. 31, 2017
Ownership interest in Joint Venture	50.00%
Principal place of business of joint ventrues	Argentina
Investments in joint ventures	$ 176	162
Investments in associates and joint ventures	$ 177	163
Misr Fertilizers Production Company S.A.E. [Member]
Disclosure of financial information [line items]
Reporting Period, associates	Sep. 30, 2017
Ownership interest in associates	26.00%
Principal place of business of associate	Egypt
Investments in associates	$ 238	285
Investments in associates and joint ventures	185	206
Other associate [Member]
Disclosure of financial information [line items]
Investments in associates	$ 108	$ 94